Accounts receivable (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Accounts receivable
Accounts receivable, gross	€ 883,209		€ 1,125,479
Allowance for doubtful receivables	(2,582)		(1,945)		(3,239)
Accounts receivable, net	880,627		1,123,534
Allowance for doubtful receivables
Allowance for doubtful receivables, Beginning Balance	(1,945)		(3,239)
Utilization of the provision	212		38
(Addition) / release for the year	(849)	[1]	1,256	[1]	(1,889)
Allowance for doubtful receivables, Ending Balance	€ (2,582)		€ (1,945)		€ (3,239)

[1]	(Addition) / release for the year is recorded in cost of sales.